Deferred IPO Costs	12 Months Ended
Jun. 30, 2025
Deferred Costs [Abstract]
Deferred IPO Costs

8. Deferred IPO Costs

	As of June 30,
	2025	2024	2023
	US$	US$	US$
Accounting and audit fee	-	851,018	415,010
Legal expenses	-	350,397	172,940
Consultancy fee	-	245,228	186,011
Underwriter fee	-	38,997	-
Others	-	35,335	6,125
Deferred IPO Costs	-	1,520,975	780,086